Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
The following is a continuity schedule of accumulated other comprehensive loss [“AOCL”]:

	2023	2022
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(1,018)	$(735)
Net unrealized gain (loss)	183	(495)
Repurchase of shares under Normal Course Issuer Bids [note 20]	(1)	9
Recognition of cumulative translation adjustment loss in Russia [note 4]	—	203

Balance, end of year	(836)	(1,018)

Accumulated net unrealized gain on cash flow hedges [b]
Balance, beginning of year	5	24
Net unrealized gain	94	1
Reclassification of net gain to net income [a]	(56)	(20)

Balance, end of year	43	5

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(101)	(189)
Net unrealized (loss) gains	(5)	82
Reclassification of net loss to net income [a]	1	6

Balance, end of year	(105)	(101)

Total accumulated other comprehensive loss [c]	$(898)	$(1,114)

Schedule of Net Income Amounts Reclassified from AOCL
[a]	The effects on net income of amounts reclassified from AOCL, with presentation location, were as follows:

	2023	2022
Cash flow hedges
Sales	$(32)	$(15)
Cost of sales	107	41
Income tax	(19)	(6)

Net of tax	56	20

Other long-term liabilities
Cost of sales	(1)	(8)
Income tax	—	2

Net of tax	(1)	(6)

Total net gain reclassified to net income	$55	$14

Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss
[b]	The amount of income tax (loss) benefit that has been allocated to each component of other comprehensive loss is as follows:

	2023	2022
Accumulated net unrealized loss on translation of net investment in foreign operations	$6	$4

Accumulated net unrealized gain on cash flow hedges
Balance, beginning of year	—	(8)
Net unrealized (loss) gain	(35)	2
Reclassification of net loss to net income	19	6

Balance, end of year	(16)	—

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	6	25
Net unrealized gain (loss)	3	(17)
Reclassification of net gain to net income	—	(2)

Balance, end of year	9	6

Total income tax (loss) benefit	$(1)	$10